Share Based Compensation (Details 2) - SFr / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding	992,777	225,154
Replacement of historical grants	(992,777)
New grant with new exercise price	39,191
Expired		(5,000)
Forfeited	(66,567)	(139,360)
Exercised
Granted	351,429	911,983
Outstanding	324,053	992,777	225,154
Exercisable		63,314
Weighted average exercise price
Outstanding	SFr 1.10	SFr 17.40
Granted	3.30	1.04
Outstanding	SFr 3.01	1.10	SFr 17.40
Exercisable		SFr 26.28
Weighted average remaining term
Outstanding	7 years 5 months 12 days	7 years 5 months 12 days	6 years 10 months 17 days
Granted	0 years	7 years 8 months 23 days
Exercisable	0 years	5 years 29 days